COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2019
Commitments And Contingencies
Future minimum lease payments under this non-cancellable operating lease
Year ending December 31, 2019	$26,868
Year ending December 31, 2020	53,736
Year ending December 31, 2021	4,478

Total	$85,082